Income Taxes (Details) - Schedule of Net Deferred Income Taxes ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Net Deferred Income Taxes [Abstract]
Deferred tax assets	₨ 4,201	$ 55.4	₨ 2,836
Less: valuation allowance	(2,281)	(30.1)	(1,088)
Net deferred tax assets	1,920	25.3	1,748
Deferred tax liability	₨ 1,936	$ 25.5	₨ 2,046